Debt Instruments Issued and Other Financial Liabilities - Summary of Maturities for Mortgage Finance Bonds (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt maturity	$ 6,010,124	$ 5,950,038
Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	53,463	67,938
1 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	10,434	12,260
Due within 1 and 2 Year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	7,612	9,965
2 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	7,092	8,114
3 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	6,516	7,554
4 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	5,908	6,952
Later than five years [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	$ 15,901	$ 23,093